Leases (Details) - Schedule of Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases [Line Items]
Operating lease right-of-use assets	$ 2,202	$ 3,824
Current maturities of operating leases	1,766	1,811
Non-current operating leases	190	1,624
Total operating lease liabilities	$ 1,956	$ 3,435
Weighted average remaining lease term (years)	1 year 2 months 1 day	2 years
Weighted annual average discount rate	13.12%	13.09%